Employee Benefits (Narratives) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Notes to Consolidated Financial Statements [Abstract]
Actual return (loss) on plan assets	$ 14	$ 61	$ (1)
Expenses recorded in respect of defined contribution plans	39	$ 37	$ 35
The Company's estimate of deposits expected in funded defined benefit plans for 2019	$ 9
Life of defined benefit plans	15 years 3 months 20 days	14 years 3 months 19 days